J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(the “Fund”)

(a series of JPMorgan Trust II)

(All Share Classes)

Supplement dated January 6, 2021

to the Summary Prospectuses and Prospectuses dated July 1, 2020, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Justin Rucker	2019	Executive Director
Steven Lear	2021	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Core Bond Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

Richard Figuly, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1993 and member of the portfolio management team since September 2015, Mr. Figuly is a member of JPMIM’s Global Fixed Income, Currency and Commodities Group (“GFICC”) and head of GFICC’s Core Bond team with responsibility for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Fund since 2019, Justin Rucker, Executive Director, is a member of GFICC and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios. An employee of JPMIM since 2008 and a portfolio manager of the Fund since January 2021, Steven Lear, Managing Director and CFA charterholder, is the U.S. Chief Investment Officer within the GFICC team responsible for oversight and management of fixed income investment strategies in the U.S.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-CB-PM-121

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated January 6, 2021

to the Statement of Additional Information

dated July 1, 2020, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan Core Bond Fund is deleted in its entirety and replaced with the following:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Fund
Richard D. Figuly Justin Rucker	21 12	35,260,593 16,189,870	11 7	17,423,192 13,924,546	16 1	6,224,800 1,146,352
Steven Lear[1]	5	21,155,930	4	5,315,130	12	2,255,507

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Fund
Richard D. Figuly	0	0	0	0	1	1,146,352
Justin Rucker	0	0	0	0	1	1,146,352
Steven Lear[1]	0	0	0	0	0	0

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the JPMorgan Core Bond Fund is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Richard D. Figuly							X
Justin Rucker					X
Steven Lear[1]	X

[1]	As of 11/30/20.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-CB-121